DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

Leet Inc. (“the Company” or “LTES”) was incorporated on July 2, 2013 under the laws of the State of Delaware under the name Leet Technology Inc. It has since merged wih Leet Inc. with Leet Inc. being the surviving entity, having redomiciled under the laws of the British Virgin Islands (“BVI”).    The Company currently operates an eSports platform in Malaysia.

Description of subsidiaries:

Name	Place of incorporation and kind of legal entity	Principal activities	Particulars of registered / paid up share capital	Effective interest held

LEET Inc.	BVI	Investment holding	Unlimited ordinary shares at no par value 1,000,000 Series A preferred shares at no par value 10,000,000 Series B preferred shares at no par value 9,000,000 preferred shares at no par value	100%
Leet Entertainment Sdn. Bhd.	Malaysia	Provision of information technology and mobile application development and digital content publishing service	1,000 ordinary shares at par value of MYR1	100%
Leet Technology (BD) Ltd.	Bangladesh	Provision of information technology and mobile application development and digital content publishing service	100,000 ordinary shares at par value of Taka 100	80%

The Company and its subsidiaries are hereinafter referred to as (the “Company”). On January 11, 2023, Leet Technology Inc., a U.S. domestic corporation, completed a merger with Leet Inc., a company incorporated in the British Virgin Islands. As a result of the merger, Leet Inc. became the surviving entity and successor issuer under Rule 12g-3 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As a result, the Company qualified as a foreign private issuer under SEC rules. On April 29, 2025, the Financial Industry Regulatory Authority (FINRA) approved the Company’s request for corporate action, including a change to its reporting status and related disclosures. Accordingly, effective as of that date, the Company transitioned to the reporting regime applicable to foreign private issuers under the Exchange Act prior to the filing of its most recent Form 10-Q, which was submitted on May 15, 2025, for the quarter ended March 31, 2025. Subsequent to this transition, the Company will furnish interim disclosures on Form 6-K and file its annual reports on Form 20-F in accordance with applicable SEC requirements.